EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Argentina — 0.0%

Consumer Discretionary — 0.0%
Despegar.com*	36,127	$195,086

Brazil — 6.9%

Communication Services — 0.0%
VTEX, Cl A*	30,962	121,990

Consumer Discretionary — 5.0%
Afya, Cl A*	19,977	300,054
Americanas	245,231	484,978
Arco Platform, Cl A*	15,265	137,996
CVC Brasil Operadora e Agencia de Viagens*	134,275	127,412
GRUPO DE MODA SOMA	294,100	642,023
Magazine Luiza*	1,729,900	1,118,441
MercadoLibre*	26,346	24,527,731
Pet Center Comercio e Participacoes	180,100	252,403
		27,591,038
Financials — 1.3%
NU Holdings, Cl A*	922,282	4,104,155
XP, Cl A*	149,139	2,611,424
		6,715,579
Information Technology — 0.6%
Locaweb Servicos de Internet*	216,400	346,895
Pagseguro Digital, Cl A*	117,059	1,232,631
StoneCo, Cl A*	141,651	1,654,484
		3,234,010
Total Brazil		37,662,617

China — 62.0%

Communication Services — 19.1%
Autohome, Cl A	286,524	2,101,531
Baidu, Cl A*	1,300,054	16,922,104
Bilibili, Cl Z*	170,116	2,763,527
China Literature*	230,800	823,494
China Ruyi Holdings* (A)	2,848,799	624,104
DouYu International Holdings ADR*	187,190	245,219
Fire Rock Holdings* (B)	1,092,000	1,399
Hello Group ADR	93,162	534,750
HUYA ADR*	51,193	139,757
iDreamSky Technology Holdings*	423,600	215,449
iQIYI ADR* (A)	229,557	681,784
Kanzhun ADR*	228,919	4,308,256
Kingsoft(A)	565,600	1,775,312

Description	Shares	Fair Value

China — continued

Communication Services — continued
Kuaishou Technology, Cl B*	1,094,200	$7,927,360
Meitu* (A)	1,261,500	177,779
NetDragon Websoft Holdings	138,500	273,611
NetEase	1,534,880	21,492,843
Sohu.com ADR*	22,466	332,047
Tencent Holdings	1,018,292	37,467,614
Tencent Music Entertainment Group ADR*	459,762	3,222,932
Weibo, Cl A*	82,784	1,325,732
XD*	144,000	365,281
Zhihu, Cl A*	182,080	423,621
		104,145,506
Consumer Discretionary — 38.5%
Alibaba Group Holding*	3,439,108	35,203,988
Alibaba Health Information Technology*	2,380,000	1,948,395
ATRenew ADR* (A)	81,652	140,441
Baozun, Cl A* (A)	112,735	154,540
Dada Nexus ADR*	149,355	930,482
JD Health International*	591,800	5,163,229
JD.com, Cl A	1,234,094	34,593,526
Maoyan Entertainment* (A)	204,200	195,423
Meituan, Cl B*	1,604,300	33,625,454
Pinduoduo ADR*	583,670	47,884,287
Ping An Healthcare and Technology* (A)	253,000	630,758
Prosus	512,554	32,979,303
Tongcheng Travel Holdings*	606,400	1,295,850
Trip.com Group*	370,711	11,189,483
Vipshop Holdings ADR*	341,346	3,806,008
		209,741,167
Consumer Staples — 0.1%
DingDong Cayman ADR* (A)	92,458	404,042

Financials — 1.6%
360 DigiTech ADR	66,512	1,043,573
FinVolution Group ADR	99,767	465,912
Futu Holdings ADR*	46,989	2,889,354
LexinFintech Holdings ADR*	78,525	142,130
Lufax Holding ADR	1,350,917	2,512,706
Up Fintech Holding ADR* (A)	80,518	417,888
ZhongAn Online P&C Insurance, Cl H*	344,100	886,094
		8,357,657
Health Care — 0.0%
Yidu Tech*	207,100	137,439

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2022 (Unaudited) (continued)

Description	Shares	Fair Value

China — continued

Information Technology — 0.9%
Agora ADR*	55,669	$174,800
Kingdee International Software Group	1,533,000	2,529,632
Kingsoft Cloud Holdings ADR*	140,745	425,050
OneConnect Financial Technology ADR*	227,525	141,771
Tuya, Cl A*	238,312	259,211
Vnet Group ADR*	77,690	389,227
Weimob*	1,131,000	631,754
Yeahka*	106,400	265,267
		4,816,712
Real Estate — 1.8%
KE Holdings, Cl A*	1,944,242	9,913,629
Phoenix Tree Holdings ADR*	179,833	—
		9,913,629
Total China		337,516,152

Egypt — 0.0%

Information Technology — 0.0%
Fawry for Banking & Payment Technology Services SAE*	1,285,616	253,981

Germany — 0.0%

Consumer Discretionary — 0.0%
Jumia Technologies ADR*	59,145	270,884

Hong Kong — 0.1%

Communication Services — 0.1%
Alibaba Pictures Group*	6,970,000	379,508

Information Technology — 0.0%
China Youzan*	8,740,000	194,832
Total Hong Kong		574,340

India — 9.6%

Communication Services — 0.5%
Affle India*	28,151	433,519
Brightcom Group	830,060	365,920
Info Edge India	40,376	1,980,022
Nazara Technologies*	19,393	140,549
		2,920,010
Consumer Discretionary — 0.6%
FSN E-Commerce Ventures*	399,464	845,172
MakeMyTrip*	34,834	1,034,222
Zomato*	1,627,133	1,303,725
		3,183,119

Description	Shares	Fair Value

India — continued

Energy — 7.5%
Reliance Industries	1,216,305	$40,794,544

Financials — 0.4%
Angel One	20,634	404,680
ICICI Securities	49,419	320,079
Indian Energy Exchange	404,409	734,217
Motilal Oswal Financial Services	21,239	172,835
PB Fintech*	84,971	472,402
		2,104,213
Industrials — 0.3%
IndiaMart InterMesh	7,624	410,389
Indian Railway Catering & Tourism	146,075	1,320,547
TeamLease Services*	5,950	182,249
		1,913,185
Information Technology — 0.3%
Happiest Minds Technologies	23,653	275,214
Intellect Design Arena	39,916	225,199
One 97 Communications*	73,162	432,757
Route Mobile	14,142	230,600
Tanla Platforms	37,493	364,473
		1,528,243
Total India		52,443,314

Indonesia — 1.1%

Consumer Discretionary — 0.9%
Bukalapak.com*	17,913,300	325,665
GoTo Gojek Tokopedia, Cl A*	500,854,700	4,807,492
		5,133,157
Financials — 0.2%
Bank Jago*	2,798,800	816,610
Total Indonesia		5,949,767

Japan — 1.0%

Communication Services — 1.0%
Nexon	261,600	5,425,472

Kazakhstan — 1.6%

Financials — 1.6%
Kaspi.KZ JSC GDR	114,243	8,671,044

Poland — 0.4%

Communication Services — 0.2%
CD Projekt (A)	39,018	1,125,703
Consumer Discretionary — 0.2%
Allegro.eu* (A)	202,875	998,533
Total Poland		2,124,236

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2022 (Unaudited) (continued)

Description	Shares	Fair Value

Russia — 0.0%

Communication Services — 0.0%
VK GDR* (B)	117,354	$1,174
Yandex, Cl A* (B)	224,241	2,242
		3,416
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (B)	125,832	1,258

Financials — 0.0%
TCS Group Holding GDR* (B)	89,202	892

Industrials — 0.0%
HeadHunter Group ADR (B)	25,106	251
Total Russia		5,817

Singapore — 3.9%

Communication Services — 3.2%
Sea ADR*	302,264	17,643,150

Industrials — 0.7%
Grab Holdings, Cl A* (A)	1,155,312	3,489,042
Total Singapore		21,132,192

South Africa — 4.0%

Communication Services — 0.3%
MultiChoice Group	212,795	1,488,532

Consumer Discretionary — 3.7%
Naspers, Cl N	129,719	20,117,721
Total South Africa		21,606,253

South Korea — 8.8%

Communication Services — 5.3%
AfreecaTV	4,746	309,479
CJ ENM	6,080	386,324
Com2uS Holdings	2,506	82,371
Com2uSCorp	4,817	227,181
Gravity ADR (A)	3,688	153,126
Kakao	172,625	7,382,227
Kakao Games*	20,383	672,298
Krafton*	15,450	2,659,249
NAVER	83,077	11,779,504
NCSoft	9,312	3,322,058
Neowiz*	7,731	237,115
Netmarble	12,719	472,074
NHN*	10,078	188,745
Pearl Abyss*	15,342	506,030
Webzen*	9,997	125,450
		28,503,231
Consumer Discretionary — 2.9%
Coupang, Cl A*	602,962	11,745,700

Description	Shares	Fair Value

South Korea — continued

Consumer Discretionary — continued
Delivery Hero*	98,878	$4,171,161
Modetour Network	8,851	107,378
		16,024,239
Financials — 0.5%
KakaoBank*	134,046	2,546,046

Information Technology — 0.1%
Danal*	32,127	138,851
Kakaopay*	12,402	497,453
		636,304
Total South Korea		47,709,820

Sweden — 0.1%

Information Technology — 0.1%
Truecaller, Cl B* (A)	94,788	340,173

Taiwan — 0.2%

Communication Services — 0.0%
Gamania Digital Entertainment	127,000	274,912

Consumer Discretionary — 0.2%
momo.com	36,880	715,989
PChome Online	80,000	129,427
		845,416
Total Taiwan		1,120,328

Turkey — 0.0%

Consumer Discretionary — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret ADR* (A)	169,580	117,298

United Arab Emirates — 0.0%

Communication Services — 0.0%
Yalla Group ADR* (A)	73,252	255,649

United States — 0.0%

Industrials — 0.0%
Swvl Holdings* (A)	33,365	12,345

Uruguay — 0.1%

Information Technology — 0.1%
Dlocal, Cl A* (A)	47,250	689,850

Total Common Stock
(Cost $758,548,250)		544,076,618

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2022 (Unaudited) (concluded)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 1.4%

United States — 1.4%
Invesco Government & Agency Portfolio, Cl Institutional, 3.430%, (C)(D)	7,410,036	$7,410,036

Total Short-Term Investment
(Cost $7,410,036)		7,410,036

Total Investments in Securities- 101.2%
(Cost $765,958,286)		$551,486,654

Percentages are based on net assets of $544,763,744.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $7,046,847.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2022 was $7,410,036.
(D)	The rate shown is the 7-day effective yield as of November 30, 2022.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

The following is a summary of the inputs used as of November 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$195,086	$—	$—	$195,086
Brazil	37,662,617	—	—	37,662,617
China	337,514,753	—	1,399	337,516,152
Egypt	253,981	—	—	253,981
Germany	270,884	—	—	270,884
Hong Kong	574,340	—	—	574,340
India	52,443,314	—	—	52,443,314
Indonesia	5,949,767	—	—	5,949,767
Japan	5,425,472	—	—	5,425,472
Kazakhstan	8,671,044	—	—	8,671,044
Poland	2,124,236	—	—	2,124,236
Russia	—	—	5,817	5,817
Singapore	21,132,192	—	—	21,132,192
South Africa	21,606,253	—	—	21,606,253
South Korea	47,709,820	—	—	47,709,820
Sweden	340,173	—	—	340,173
Taiwan	1,120,328	—	—	1,120,328
Turkey	117,298	—	—	117,298
United Arab Emirates	255,649	—	—	255,649
United States	12,345	—	—	12,345
Uruguay	689,850	—	—	689,850
Short-Term Investment United States	7,410,036	—	—	7,410,036
Total Investments in Securities	$551,479,438	$—	$7,216	$551,486,654

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Argentina — 0.2%

Consumer Discretionary — 0.2%
Despegar.com*	4,620	$24,948

Brazil — 20.5%

Communication Services — 0.1%
VTEX, Cl A*	3,962	15,610

Consumer Discretionary — 12.1%
Afya, Cl A*	2,565	38,526
Americanas	31,109	61,522
Arco Platform, Cl A*	1,949	17,619
CVC Brasil Operadora e Agencia de Viagens*	16,758	15,901
GRUPO DE MODA SOMA	37,197	81,201
Magazine Luiza*	220,312	142,440
MercadoLibre*	1,562	1,454,199
Pet Center Comercio e Participacoes	22,464	31,482
		1,842,890
Financials — 5.6%
NU Holdings, Cl A*	117,549	523,093
XP, Cl A*	19,001	332,708
		855,801
Information Technology — 2.7%
Locaweb Servicos de Internet*	27,036	43,339
Pagseguro Digital, Cl A*	14,918	157,087
StoneCo, Cl A*	17,998	210,217
		410,643
Total Brazil		3,124,944

Egypt — 0.2%

Information Technology — 0.2%
Fawry for Banking & Payment Technology Services SAE*	161,523	31,910

Germany — 0.2%

Consumer Discretionary — 0.2%
Jumia Technologies ADR*	7,577	34,703

India — 18.8%

Communication Services — 2.4%
Affle India*	3,538	54,484
Brightcom Group	104,325	45,990
Info Edge India	5,136	251,868
Nazara Technologies*	2,436	17,655
		369,997

Description	Shares	Fair Value

India — continued

Consumer Discretionary — 2.7%
FSN E-Commerce Ventures*	50,856	$107,599
MakeMyTrip*	4,420	131,230
Zomato*	207,308	166,104
		404,933
Energy — 9.1%
Reliance Industries	41,512	1,392,301

Financials — 1.8%
Angel One	2,621	51,404
ICICI Securities	6,401	41,458
Indian Energy Exchange	51,641	93,756
Motilal Oswal Financial Services	2,656	21,614
PB Fintech*	10,796	60,021
		268,253
Industrials — 1.5%
IndiaMart InterMesh	966	51,998
Indian Railway Catering & Tourism	18,593	168,084
TeamLease Services*	743	22,758
		242,840
Information Technology — 1.3%
Happiest Minds Technologies	2,966	34,511
Intellect Design Arena	5,001	28,215
One 97 Communications*	9,296	54,986
Route Mobile	1,772	28,894
Tanla Platforms	4,802	46,681
		193,287
Total India		2,871,611

Indonesia — 3.9%

Consumer Discretionary — 3.2%
Bukalapak.com*	2,292,900	41,685
GoTo Gojek Tokopedia, Cl A*	46,309,300	444,503
		486,188
Financials — 0.7%
Bank Jago*	355,000	103,579
Total Indonesia		589,767

Japan — 4.3%

Communication Services — 4.3%
Nexon	31,700	657,444

Kazakhstan — 7.3%

Financials — 7.3%
Kaspi.KZ JSC GDR	14,800	1,123,320

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

November 30, 2022 (Unaudited) (continued)

Description	Shares	Fair Value

Poland — 1.8%

Communication Services — 1.0%
CD Projekt	4,951	$142,841

Consumer Discretionary — 0.8%
Allegro.eu*	25,698	126,483
Total Poland		269,324

Russia — 0.0%

Communication Services — 0.0%
VK GDR* (A)	7,810	78
Yandex, Cl A* (A)	10,305	103
		181
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (A)	8,369	84

Financials — 0.0%
TCS Group Holding GDR* (A)	5,934	59

Industrials — 0.0%
HeadHunter Group ADR (A)	1,664	17
Total Russia		341

Singapore — 9.0%

Communication Services — 6.1%
Sea ADR*	15,926	929,601

Industrials — 2.9%
Grab Holdings, Cl A*	147,231	444,637
Total Singapore		1,374,238

South Africa — 1.3%

Communication Services — 1.3%
MultiChoice Group	28,125	196,739

South Korea — 31.1%

Communication Services — 16.6%
AfreecaTV	594	38,734
CJ ENM	763	48,481
Com2uS Holdings	312	10,255
Com2uSCorp	602	28,392
Gravity ADR	470	19,514
Kakao	15,330	655,580
Kakao Games*	2,587	85,328
Krafton*	1,964	338,043
NAVER	4,900	694,772
NCSoft	1,182	421,679
Neowiz*	968	29,689
Netmarble	1,613	59,868
NHN*	1,264	23,673
Pearl Abyss*	1,947	64,218

Description	Shares	Fair Value

South Korea — continued

Communication Services — continued
Webzen*	1,253	$15,724
		2,533,950
Consumer Discretionary — 11.9%
Coupang, Cl A*	64,969	1,265,596
Delivery Hero*	12,601	531,572
Modetour Network	1,110	13,466
		1,810,634
Financials — 2.1%
KakaoBank*	17,076	324,338

Information Technology — 0.5%
Danal*	4,035	17,439
Kakaopay*	1,577	63,255
		80,694
Total South Korea		4,749,616

Sweden — 0.3%

Information Technology — 0.3%
Truecaller, Cl B*	12,133	43,543

Turkey — 0.1%

Consumer Discretionary — 0.1%
D-MARKET Elektronik Hizmetler ve Ticaret ADR*	21,706	15,014

United Arab Emirates — 0.2%

Communication Services — 0.2%
Yalla Group ADR*	9,373	32,712

United States — 0.0%

Industrials — 0.0%
Swvl Holdings*	4,267	1,579

Uruguay — 0.6%

Information Technology — 0.6%
Dlocal, Cl A*	5,984	87,366

Total Common Stock
(Cost $21,700,033)		15,229,119

Total Investments in Securities - 99.8%
(Cost $21,700,033)		$15,229,119

Percentages are based on net assets of $15,266,440.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

November 30, 2022 (Unaudited) (concluded)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

The following is a summary of the inputs used as of November 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$24,948	$—	$—	$24,948
Brazil	3,124,944	—	—	3,124,944
Egypt	31,910	—	—	31,910
Germany	34,703	—	—	34,703
India	2,871,611	—	—	2,871,611
Indonesia	589,767	—	—	589,767
Japan	657,444	—	—	657,444
Kazakhstan	1,123,320	—	—	1,123,320
Poland	269,324	—	—	269,324
Russia	—	—	341	341
Singapore	1,374,238	—	—	1,374,238
South Africa	196,739	—	—	196,739
South Korea	4,749,616	—	—	4,749,616
Sweden	43,543	—	—	43,543
Turkey	15,014	—	—	15,014
United Arab Emirates	32,712	—	—	32,712
United States	1,579	—	—	1,579
Uruguay	87,366	—	—	87,366
Total Investments in Securities	$15,228,778	$—	$341	$15,229,119

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

EMQ-QH-001-1700